Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other payables and accrued expenses
	December 31,
	2023	2022
	US$’000	US$’000

Dividend payables	78	80
Deposits received from customers	5	5
Rental deposit received	3	3
Accruals for operating expenses	834	951
Other tax payables	204	192
	1,124	1,231

ZHEJIANG TIANLAN
Other payables and accrued expenses
	December 31,
	2023	2022
	RMB’000	RMB’000

Accrued expenses	11,274	8,731
Output VAT	6,348	5,967
Deposits received and temporary receipts	6,098	73,803

	23,720	88,501